CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

(2) Cash and Due from Banks

The Bank is required by regulatory agencies to maintain legal reserve requirements based on the level of balances in deposit categories. Cash balances restricted from usage due to these requirements were $3,223,000 and $3,652,000 at December 31, 2012 and 2011, respectively. Cash and due from banks includes certain deposits held at correspondent banks which are fully insured by the FDIC.